Provisions	6 Months Ended
Jun. 30, 2024
Provisions [Abstract]
Disclosure of provisions [text block]	Provisions As of June 30, 2024, the Group recognized € 3.8 billion (December 31, 2023: € 2.4 billion) in provisions on its balance sheet. The provisions relate to operational risk, civil litigation, regulatory enforcement, restructuring, allowances for credit related off-balance sheet positions and other matters, including bank levies. The provisions as of June 30, 2024 are described below for civil litigation and regulatory matters and included in the Restructuring and Allowance for credit losses disclosures in this Interim Report. Details on the bank’s provisions as of December 31, 2023, are disclosed in Deutsche Bank’s Annual Report 2023 in Note 10 “Restructuring”, Note 19 “Allowance for credit losses”, and Note 27 “Provisions”. Civil litigation and regulatory enforcement matters As of June 30, 2024, the Group recognized provisions relating to civil litigation of € 2.6 billion (December 31, 2023: € 1.1 billion) and provisions relating to regulatory enforcement matters of € 0.1 billion (December 31, 2023: € 0.1 billion). For some matters, for which the Group believes an outflow of funds is probable, but the Group could not reliably estimate the amount of the potential outflow, no provisions were recognized. As previously disclosed, the Group is the defendant in several lawsuits by former Deutsche Postbank AG (Postbank) shareholders, regarding the adequacy of the purchase price of shares of Postbank paid by the bank in Deutsche Bank’s 2010 voluntary takeover offer of Postbank. In a hearing on April 26, 2024, the Higher Regional Court of Cologne assessed the claims of certain former Postbank shareholders that a higher offer price, in connection with Deutsche Bank’s voluntary takeover offer on October 7, 2010, should have been paid. During the hearing, the court indicated that it may find elements of these claims valid in a later ruling. The court granted the parties the opportunity to comment on the indications given in the hearing by June 12, 2024, and Deutsche Bank filed its post-hearing brief accordingly. The court indicated that it intended to announce a decision on August 21, 2024. While Deutsche Bank continues to disagree strongly with this assessment, the court’s statements have impacted Deutsche Bank’s estimation of the probability of a future outflow, resulting in a legal provision in the second quarter of 2024 of € 1.3 billion. The estimate includes the amount of claims, including cumulative interest. In respect of the RusChem Alliance (RCA) litigation, in a hearing of the Russian court on May 28, 2024, the court fully granted RCA’s payment claim and RCA's motion for interim measures by which a corresponding amount in the bank’s Russian subsidiary was frozen. On June 21, 2024, Deutsche Bank filed its appeal. A hearing before the Russian court of appeal is scheduled for September 2, 2024. The Group continues to recognize a provision in the amount of € 259 million and a corresponding reimbursement asset under an indemnification agreement. In addition, Deutsche Bank and Palladium Hotels Group (PHG) agreed a full and final settlement on confidential terms of claims by PHG over alleged losses in respect of foreign exchange derivative trades entered into with the bank. The High Court proceedings were dismissed in July 2024. General and administrative expenses included expenses for civil litigation and regulatory enforcement matters of € 1.6 billion for the three months ended June 30, 2024 (€ 0.4 billion for the three months ended June 30, 2023) and € 1.7 billion for the six months ended June 30, 2024 (€ 0.5 billion for the six months ended June 30, 2023). The increase over the prior period was mainly attributable to the Postbank takeover litigation provision. For the matters for which a reliable estimate can be made, but the probability of a future loss or outflow of resources is more than remote but less than probable, the Group currently estimates that as of June 30, 2024, these contingent liabilities are approximately € 0.3 billion for civil litigation matters (December 31, 2023: € 1.9 billion) and € 0.2 billion for regulatory enforcement matters (December 31, 2023:€ 0.2 billion). The decrease in contingent liabilities for civil litigation matters was primarily driven by the Postbank takeover litigation provision, where the bank recorded a provision in the second quarter of 2024 and cancelled the formerly existing contingent liability, respectively. These figures include matters where the Group’s potential liability is joint and several and where the Group expects any such liability to be paid by a third party. For other significant civil litigation and regulatory enforcement matters where the Group believes the possibility of an outflow of funds is more than remote but less than probable, but the amount is not reliably estimable, such matters are not included in the contingent liability estimates. In addition, where the Group believes the possibility of an outflow of funds is remote on other significant civil litigation and regulatory enforcement matters, the Group has neither recognized a provision nor included the matters in the contingent liability estimates. For additional details on civil litigation and regulatory enforcement matters or groups of similar matters (some of which consist of a number of proceedings or claims) for which the Group has taken material provisions, or for which there are material contingent liabilities that are more than remote, or for which there is the possibility of material business or reputational risk, see Note 27 “Provisions” in Deutsche Bank’s Annual Report 2023 in the section captioned “Current Individual Proceedings”. The disclosed matters include matters for which the possibility of a loss is more than remote, but for which the Group cannot reliably estimate the possible loss.